Related Party Transactions	6 Months Ended	12 Months Ended
	May 31, 2024	Nov. 30, 2023
Related Party Transactions [Abstract]
Related Party Transactions

Note 6 - Related Party Transactions

During the six months ended May 31, 2024, the Company’s Executive Chairman loaned the Company $127,500. The Company repaid $86,000 during the same time period. This loan is recorded as a related party loan on the balance sheet. At the periods ending May 31, 2024 and November 30 2023, the balance due to the Executive Chairman was $641,500 and $600,000, respectively. This loan has a 7% interest rate. During the six months ended May 31, 2024, the Company recorded $11,128 interest expense. During the six months ended May 31, 2024, the Company paid $17,352 in interest to the Executive Chairman. At May 31, 2024, accrued interest payable due related to the loans from the Executive Chairman totaled $11,128.

Note 7 - Related Party Transactions

During May 2023, the Company’s former CEO forgave liabilities totaling $146,593, which consisted of $65,500 in accrued payroll and $81,093 in outstanding loans, which are further detailed in Note 8. As a result of the forgiveness, a contribution was recorded to additional paid in capital. As of November 30, 2023, no balances due to the Company’s former CEO were outstanding.

During the year ended November 30, 2023, the Company repurchased shares from the former CEO, as detailed in Note 9.

Under the terms of a consulting agreement with the Company’s CFO, the Company is obligated to compensate the CFO $43,667 per month, consisting of $41,667 in consulting fees and a $2,000 monthly allowance. During the year ended November 30, 2023, the Company incurred $305,667 in expenses related to the consulting agreement, of which $250,352 was repaid by the Company. At November 30, 2023, $55,315 remained unpaid under the agreement.

The Company has a note payable agreement with the CFO, as further detailed in Note 8.